Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)
Cash equivalents
Payments to acquire marketable securities	0	0
Proceeds from sale of marketable securities		250,000
Marketable securities	0	0
Marketable securities, gross realized gain (loss)		4,435
Derivative, gain (loss) on derivative, net	$ 248,552	$ 343,857
Dividend Yield [Member]
Derivative liability measurement input	0.00	0.00
Private Placement [Member]
Fair value of derivative feature	$ 127,346
Class of warrant or right, issued | shares	295,945
Equipment [Member]
Property, plant and equipment, useful life	3 years